Notes Receivable - Summary of Notes Receivable (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Notes Receivable [Line Items]
Notes Receivable	$ 2,920		$ 1,392
Accucanna Note [member]
Disclosure Of Notes Receivable [Line Items]
Notional Amount	$ 1,500
Notes Receivable, Interest Rate	18.00%	10.00%
Notes Receivable, Maturity Date	Feb. 25, 2020
Notes Receivable	$ 1,597
Interest Receivable	97
NWCS And Seven Point Notes [member]
Disclosure Of Notes Receivable [Line Items]
Notes Receivable	586		0
NWCS And Seven Point Notes [member] | Loans acquired in business combination [member] | Subsidiaries [member]
Disclosure Of Notes Receivable [Line Items]
Notes Receivable, Periodic Payment	$ 22
Notes Receivable, Maturity Year	2022
NWCS And Seven Point Notes [member] | Loans acquired in business combination [member] | Subsidiaries [member] | Bottom of range [member]
Disclosure Of Notes Receivable [Line Items]
Notes Receivable, Interest Rate	10.00%
NWCS And Seven Point Notes [member] | Loans acquired in business combination [member] | Subsidiaries [member] | Top of range [member]
Disclosure Of Notes Receivable [Line Items]
Notes Receivable, Interest Rate	13.00%
Related Party Notes [member]
Disclosure Of Notes Receivable [Line Items]
Notes Receivable	$ 696		$ 1,392